Note 7 - Capital Leased Assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Capital Leased Assets [Table Text Block]
	2018	2017
Leased property under capital leases	$11,442	$11,361
Less accumulated amortization	(5,374)	(5,001)
Leased property under capital leases, net	$6,068	$6,360